SUPPLEMENT dated December 30, 2002


                              To the PROSPECTUS of

                           Standish Fixed Income Fund
                       Standish Investment Grade Bond Fund
                          Standish High Yield Bond Fund
                      Standish Short-Term Fixed Income Fund
                     Standish Short-Term Asset Reserve Fund


                               Dated: May 1, 2002
                              Revised: July 3, 2002
                       Further Revised: November 27, 2002
--------------------------------------------------------------------------------
                                   Prospectus

The following supplements the information presented under the corresponding section of the prospectus.

         On October 24, 2002, the Board of Trustees of Standish, Ayer & Wood Investment Trust authorized the imposition of a redemption fee of 2% of the net asset value of High Yield Bond Fund shares, with certain enumerated exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee would become applicable to shares of High Yield Bond Fund purchased on or after January 28, 2003.

               --------------------------------------------------

Risk/Return Summary

The following information replaces similar information found under the heading "Fees and expenses of the funds" in the "Risk/Return Summary" section of the prospectus for the High Yield Bond Fund:

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.
--------------------------------------------------------------------------------
Based on fiscal year ended 12/31/01                         High Yield Bond Fund
--------------------------------------------------------------------------------
     Shareholder fees (fees paid directly from your                 None
     investment)
     Redemption Fee (1) (as a percentage of total                     2%
     redemption proceeds)
Annual fund operating expenses (2,3)
(expenses that are deducted from fund assets)
       Management fees                                              0.50%
       Distribution (12b-1) fees                                     None
       Other expenses                                               0.47%
                                                                    -----
       Total annual fund operating expenses                         0.97%
--------------------------------------------------------------------------------

(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 90 days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.

(2) Because Standish Mellon has agreed to cap High Yield Bond Fund's operating expenses, the fund's actual expenses were:

       Management fees                                         0.50%
       Other expenses                                          0.00%
                                                               ----
       Total annual fund
         operating expenses                                    0.50%

This cap may be changed or eliminated.

(3) The table and example reflect the combined expenses of the High Yield Bond Fund and the master portfolio in which it invests all its assets.

               --------------------------------------------------


Additional Investment Policies

The next paragraph replaces the second paragraph in the section entitled "Credit Quality":

If a security receives "split" (different) ratings from multiple rating organizations, each fund, except for the Investment Grade Bond Fund and High Yield Bond Fund, will treat the security as being rated in the higher rating category. The High Yield Bond Fund will treat the security as being rated in the lower rating category. A fund may choose not to sell securities that are downgraded below the fund's minimum acceptable credit rating after their purchase. Each fund's credit standards also apply to counterparties to OTC derivative contracts.

               --------------------------------------------------

The Investment Adviser

The following replaces the information in the table under the section entitled "Fund Managers" for the Standish High Yield Bond Fund:

----------------------------------------------------------------------------------------------------------------------
Fund                                     Fund Managers                          Positions during the past five years
----------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                     Michael J. Tucker                      Vice President of Standish Mellon
                                                                                and a Chartered Financial Analyst,
                                                                                Michael is a high yield strategist
                                                                                and portfolio manager within the
                                                                                firm's fixed income group.

                                                                                Vice President of Standish Mellon,
                                         Jonathan M. Uhrig                      Jon is a portfolio manager for the
                                                                                firm's high yield strategy and is
                                                                                also head of high yield trading.  He
                                                                                joined the firm in 1997 from
                                                                                Longfellow Investment Management
                                                                                where he was an analyst and
                                                                                portfolio manager for short duration
                                                                                fixed income and equity risk
                                                                                arbitrage strategies.
----------------------------------------------------------------------------------------------------------------------

               --------------------------------------------------

Investment and Account Information

The following information supplements the information found under the heading "How to exchange shares" and "How to redeem shares" in the "Investment and Account Information" section of the prospectus.

Redemption Fee

Short-term trading and excessive exchange activity in certain types of funds may interfere with portfolio management and have an adverse effect on the fund and its shareholders. High Yield Bond Fund imposes a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if you sell or exchange your shares after holding them for less than 90 days. The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee does not apply to shares that were acquired through reinvestment of distributions. The redemption fee will become applicable to all shares of High Yield Bond Fund purchased on or after January 28, 2002.

The redemption fee is applicable to all short-term redemptions or exchanges of shares except for redemptions or exchanges of shares by the following categories of shareholders:

o Omnibus accounts maintained by fund networks or "supermarkets" which have indicated to the fund that they are not able to apply the redemption fee to the underlying shareholders at the sub-account level or, to do so, would need to rely on capabilities of the fund's transfer agent, which capabilities, the fund's transfer agent does not currently possess;

o Accounts maintained by banks or trust companies as nominees for the underlying shareholders which banks or trust companies have indicated to the fund that they are not able to apply the redemption fee to the underlying;

o All direct shareholders except direct shareholders who are employees of the adviser or its affiliates;

o All retirement plans, including Rule 401(k) plans, Rule 403(b) plans, all IRA and SEP-IRA accounts, all Rule 457 plans, and all profit sharing and employee benefit plans.

                       SUPPLEMENT dated December 30, 2002

                            To the PROSPECTUS of the

                   Standish Group of Global Fixed Income Funds
                    Standish International Fixed Income Fund
                          (Institutional Class Shares)
                   Standish International Fixed Income Fund II
                        Standish Global Fixed Income Fund

                               Dated: May 1, 2002
                           Revised: November 27, 2002
--------------------------------------------------------------------------------
         On October 24, 2002, the Board of Trustees of Standish, Ayer & Wood Investment Trust authorized the imposition of a redemption fee of 2% of the net asset value of each of Standish International Fixed Income Fund and Standish International Fixed Income Fund II, with certain enumerated exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee would become applicable to shares of those funds purchased on or after January 28, 2003.

               --------------------------------------------------

Risk/Return Summary

The following information replaces similar information found under the heading "Fees and expenses of the funds" in the "Risk/Return Summary" section of the prospectus for the International Fixed Income Fund:

Fees and expenses of the fund
This table describes the fees and expenses you may pay if you buy and hold shares of the funds.
--------------------------------------------------------------------------------
Based on fiscal year ended 12/31/01              International Fixed Income Fund
--------------------------------------------------------------------------------
     Shareholder fees (fees paid directly from your            None
     investment)
     Redemption Fee (1) (as a percentage of total               2%
     redemption proceeds)
Annual fund operating expenses
(expenses that are deducted from fund assets)
       Management fees                                        0.40%
       Distribution (12b-1) fees                               None
       Other expenses                                         0.16%
                                                              -----
       Total annual fund operating expenses                   0.56%
--------------------------------------------------------------------------------

(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 90 days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.

               --------------------------------------------------

The following information replaces similar information found under the heading "Fees and expenses of the funds" in the "Risk/Return Summary" section of the prospectus for the International Fixed Income Fund II:

Fees and expenses of the fund
This table describes the fees and expenses you may pay if you buy and hold shares of the funds.
--------------------------------------------------------------------------------
Based on fiscal year ended 12/31/01           International Fixed Income Fund II
--------------------------------------------------------------------------------
     Shareholder fees (fees paid directly from your            None
     investment)
     Redemption Fee (1) (as a percentage of total               2%
     redemption proceeds)
Annual fund operating expenses (2)
(expenses that are deducted from fund assets)
       Management fees                                        0.40%
       Distribution (12b-1) fees                               None
       Other expenses                                         0.45%
                                                              -----
       Total annual fund operating expenses                   0.85%
--------------------------------------------------------------------------------

(1) a redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 90 days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.

(2) Because Standish Mellon has agreed to cap International Fixed Income Fund II's operating expenses, the fund's actual expenses were:

        Management fees                                        0.10%
        Other expenses                                         0.45%
        Total annual fund
          operating expenses                                   0.55%

This cap may be changed or eliminated.

               --------------------------------------------------

The following information replaces similar information found under the heading "Total Return Table" in the "Risk/Return Summary" section of the prospectus for the Global Fixed Income Fund:

Average annual total returns for selected periods ended December 31, 2001

                                                            Life       Inception
Global Fixed Income Fund      1 Year        5 Years       of Fund         Date
------------------------      ------        -------       -------         ----
Return Before Taxes            4.51           6.38          6.78         1/3/94
Return After Taxes on
Distributions*                 2.56           3.16          3.83          N/A
Return After Taxes on
Distributions and Sale
of Shares*                     2.74           3.49          3.97          N/A
Lehman Brothers Global
Aggregate Index **             7.24           7.60          7.30          N/A
J.P. Morgan Global
Government Bond Index
(hedged)***                    6.15           7.94          7.62          N/A

*After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to arrangements such as 401(k) plans or individual retirement accounts.

**The Lehman Brothers Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities.

*** Previously, the benchmark index for the fund was the J.P. Morgan Global Hedged Government Bond Index, which is a total return, market capitalization weighted index rebalanced monthly, consisting of the following countries:
Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom, and United States. The benchmark index was changed because the J.P. Morgan Index includes only government bonds and does not reflect the corporate and asset-backed sectors of the global bond market which may be part of the fund's portfolio as does the Lehman Brothers Index, making the Lehman Brothers Index a more appropriate benchmark for the fund.

               --------------------------------------------------

Investment and Account Information

The following information supplements the information found under the heading "How to exchange shares" and "How to redeem shares" in the "Investment and Account Information" section of the prospectus:

Redemption Fee

Short-term trading and excessive exchange activity in certain types of funds may interfere with portfolio management and have an adverse effect on the fund and its shareholders. International Fixed Income Fund and International Fixed Income Fund II each impose a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if you sell or exchange your shares after holding them for less than 90 days. The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee does not apply to shares that were acquired through reinvestment of distributions. The redemption fee will become applicable to all shares of the above listed funds purchased on or after January 28, 2002.

The redemption fee is applicable to all short-term redemptions or exchanges of shares except for redemptions or exchanges of shares by the following categories of shareholders:

o Omnibus accounts maintained by fund networks or "supermarkets" which have indicated to the fund that they are not able to apply the redemption fee to the underlying shareholders at the sub-account level or, to do so, would need to rely on capabilities of the fund's transfer agent, which capabilities, the fund's transfer agent does not currently possess;

o Accounts maintained by banks or trust companies as nominees for the underlying shareholders which banks or trust companies have indicated to the fund that they are not able to apply the redemption fee to the underlying;

o All direct shareholders except direct shareholders who are employees of the adviser or its affiliates;

o All retirement plans, including Rule 401(k) plans, Rule 403(b) plans, all IRA and SEP-IRA accounts, all Rule 457 plans, and all profit sharing and employee benefit plans.